CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Default risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash and notes receivable	¥ 2,165,180	¥ 2,401,207		$ 304,986
Lease rental and other financing receivables	¥ 54,994	¥ 233,786		$ 7,746
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
Foreign currency exchange rate appreciation	2.90%	9.20%	2.30%